Columbia Variable Portfolio – Overseas Core Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 4.4%
Northern Star Resources Ltd.	8,217,362	77,535,484
Paladin Energy Ltd.(a)	27,961,936	24,913,130
Santos Ltd.	11,506,207	58,254,838
Total		160,703,452
Austria 0.5%
Kontron AG	853,153	18,816,031
Belgium 1.2%
Liberty Global Ltd., Class C(a)	2,543,417	44,865,876
Brazil 0.4%
JBS S/A	3,480,805	14,865,981
Canada 4.7%
Cameco Corp.(b)	1,051,600	45,555,312
Celestica, Inc.(a)	363,237	16,323,871
Nutrien Ltd.	355,882	19,327,951
Pan American Silver Corp.	1,075,943	16,225,220
Vermilion Energy, Inc.	1,342,158	16,696,446
Whitecap Resources, Inc.	7,629,133	57,730,326
Total		171,859,126
Denmark 2.3%
Novo Nordisk A/S	659,433	84,587,720
Finland 1.5%
UPM-Kymmene OYJ	1,671,124	55,676,278
France 8.3%
AXA SA	1,398,415	52,518,586
Cie de Saint-Gobain SA	590,052	45,796,165
DBV Technologies SA, ADR(a)	574,359	434,043
Eiffage SA	609,913	69,220,379
Safran SA	61,589	13,948,167
Sanofi SA	844,963	82,201,803
TotalEnergies SE	538,541	37,045,909
Total		301,165,052
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 2.8%
Duerr AG	644,559	14,894,267
E.ON SE	2,192,197	30,519,604
KION Group AG	730,120	38,407,014
TeamViewer SE(a)	1,151,366	17,157,951
Total		100,978,836
Greece 1.1%
JUMBO SA	1,414,701	40,750,880
Hong Kong 0.5%
WH Group Ltd.	25,769,250	17,009,789
Indonesia 1.0%
PT Bank Rakyat Indonesia Persero Tbk	97,522,200	37,290,047
Ireland 2.6%
Amarin Corp. PLC, ADR(a)	430,747	383,709
Bank of Ireland Group PLC	3,259,838	33,266,892
Flutter Entertainment PLC(a)	307,839	61,362,663
Total		95,013,264
Israel 3.2%
Bank Hapoalim BM	4,278,032	40,091,339
Check Point Software Technologies Ltd.(a)	454,504	74,543,201
Total		114,634,540
Japan 24.6%
Amano Corp.	979,300	24,954,466
BayCurrent Consulting, Inc.	993,100	19,520,804
Denso Corp.	1,578,600	30,232,832
Hitachi Ltd.	481,200	43,972,272
ITOCHU Corp.	1,540,500	66,179,263
JustSystems Corp.	390,800	6,858,923
Kinden Corp.	1,120,500	19,529,818
Komatsu Ltd.	852,400	25,223,194
Macnica Holdings, Inc.	1,285,900	63,033,208
MatsukiyoCocokara & Co.	3,460,500	55,564,899
Mebuki Financial Group, Inc.	7,187,400	23,615,140
MEITEC Group Holdings, Inc.	343,700	6,645,260
Mitsubishi UFJ Financial Group, Inc.	7,887,300	80,246,197
Otsuka Corp.	2,791,000	59,220,705

Columbia Variable Portfolio – Overseas Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PAL GROUP Holdings Co., Ltd.	1,360,000	23,132,906
Round One Corp.	3,106,000	16,081,032
Sankyo Co., Ltd.	5,133,000	56,071,774
Sanwa Holdings Corp.	419,500	7,334,782
Shimamura Co., Ltd.	839,200	47,843,814
Ship Healthcare Holdings, Inc.	1,935,000	26,727,953
Suntory Beverage & Food Ltd.	739,500	25,013,523
Takeda Pharmaceutical Co., Ltd.	2,097,585	58,342,004
Takuma Co., Ltd.	905,300	11,243,993
TOPPAN Holdings, Inc.	2,631,600	65,966,331
USS Co., Ltd.	3,766,400	31,137,401
Total		893,692,494
Jersey 0.4%
Arcadium Lithium PLC(a)	3,450,933	14,873,521
Netherlands 11.5%
Adyen NV(a)	16,202	27,367,396
ASR Nederland NV	1,521,391	74,563,014
Heineken NV	375,870	36,236,739
ING Groep NV	5,252,441	86,472,453
Koninklijke Ahold Delhaize NV	2,020,093	60,444,817
Prosus NV	1,760,769	55,112,768
Shell PLC	2,387,566	79,988,469
Total		420,185,656
Norway 1.0%
SalMar ASA	539,670	35,617,287
Russian Federation —%
Lukoil PJSC(c),(d),(e),(f)	133,228	—
Singapore 2.7%
DBS Group Holdings Ltd.	2,144,100	57,221,353
Venture Corp., Ltd.	3,763,100	39,773,767
Total		96,995,120
South Africa 0.2%
Impala Platinum Holdings Ltd.	1,388,626	5,736,718
South Korea 2.2%
Hyundai Home Shopping Network Corp.	178,910	6,935,294
Samsung Electronics Co., Ltd.	867,729	52,148,354
Youngone Corp.	738,106	22,205,120
Total		81,288,768
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 2.8%
Landis+Gyr Group AG(a)	398,965	30,622,788
Nestlé SA, Registered Shares	287,925	30,592,019
Novartis AG, Registered Shares	178,643	17,303,082
UBS AG	764,911	23,552,323
Total		102,070,212
Taiwan 2.2%
Parade Technologies Ltd.	1,762,000	50,712,844
Taiwan Semiconductor Manufacturing Co., Ltd.	1,198,000	28,699,544
Total		79,412,388
United Kingdom 10.3%
AstraZeneca PLC, ADR	1,691,902	114,626,360
Crest Nicholson Holdings PLC	2,491,625	6,075,762
DCC PLC	836,628	60,869,829
Intermediate Capital Group PLC	671,995	17,405,669
JD Sports Fashion PLC	34,100,610	57,931,997
John Wood Group PLC(a)	2,968,176	4,951,156
Just Group PLC	12,689,915	16,836,273
TP Icap Group PLC	15,454,926	43,933,348
Vodafone Group PLC	60,161,910	53,359,128
Total		375,989,522
United States 6.4%
ACADIA Pharmaceuticals, Inc.(a)	97,305	1,799,169
Burford Capital Ltd.	2,988,230	47,722,033
Energy Fuels, Inc.(a)	2,734,965	17,202,930
Insmed, Inc.(a)	335,437	9,100,406
Jazz Pharmaceuticals PLC(a)	348,728	41,993,826
Primo Water Corp.	4,034,763	73,473,034
Roche Holding AG, Genusschein Shares	149,712	38,224,325
Sage Therapeutics, Inc.(a)	117,597	2,203,768
Total		231,719,491
Total Common Stocks (Cost $3,428,635,947)		3,595,798,049

Columbia Variable Portfolio – Overseas Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2024 (Unaudited)
Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
United States 0.2%
iShares MSCI EAFE ETF	81,035	6,471,455
Total Exchange-Traded Equity Funds (Cost $6,061,791)		6,471,455

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 5.543%(g),(h)	23,947,709	23,942,920
Total Money Market Funds (Cost $23,941,285)		23,942,920
Total Investments in Securities (Cost $3,458,639,023)		3,626,212,424
Other Assets & Liabilities, Net		12,166,198
Net Assets		$3,638,378,622
At March 31, 2024, securities and/or cash totaling $11,392,125 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,931,706,000 JPY	115,545,603 USD	Barclays	05/13/2024	2,976,121	—
82,790,038 USD	72,421,000 CHF	Barclays	05/13/2024	—	(2,118,629)
126,435,000 CAD	93,991,837 USD	Citi	05/13/2024	595,021	—
56,768,000 EUR	61,299,506 USD	Citi	05/13/2024	—	(45,717)
310,727,170 USD	283,322,000 EUR	Citi	05/13/2024	—	(4,560,823)
131,572,000 ILS	36,334,715 USD	HSBC	05/13/2024	490,811	—
115,213,000 SGD	86,710,745 USD	HSBC	05/13/2024	1,219,937	—
53,558,000 SGD	39,709,361 USD	HSBC	05/13/2024	—	(31,959)
39,725,488 USD	31,049,000 GBP	HSBC	05/13/2024	—	(528,081)
36,004,235 USD	48,122,000 SGD	HSBC	05/13/2024	—	(296,557)
226,760,000 NOK	21,656,369 USD	Morgan Stanley	05/13/2024	747,726	—
108,026,907 USD	1,125,198,000 SEK	Morgan Stanley	05/13/2024	—	(2,730,665)
98,411,000 DKK	14,443,277 USD	State Street	05/13/2024	179,803	—
108,956,656,000 KRW	82,605,501 USD	State Street	05/13/2024	1,687,533	—
2,720,533,000 TWD	86,613,594 USD	State Street	05/13/2024	1,511,766	—
43,292,401 USD	294,626,000 DKK	State Street	05/13/2024	—	(589,957)
16,478,000 AUD	10,864,769 USD	UBS	05/13/2024	114,149	—
79,588,249 USD	119,916,000 AUD	UBS	05/13/2024	—	(1,352,333)
61,510,092 USD	99,731,000 NZD	UBS	05/13/2024	—	(1,923,080)
1,087,161,000 JPY	7,228,799 USD	Wells Fargo	05/13/2024	871	—
Total				9,523,738	(14,177,801)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2024, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

Columbia Variable Portfolio – Overseas Core Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	133,228	10,912,642	—

(e)
As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	20,724,347	113,854,192	(110,635,181)	(438)	23,942,920	1,928	261,177	23,947,709
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund  | First Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7018_12_C01_(05/24)